Organization and Summary of Significant Accounting and Reporting Policies - Guaranteed Portion of Loans, Net (Details)	12 Months Ended
Dec. 31, 2016
Minimum
Loan guarantee percentage	50.00%
Maximum
Loan guarantee percentage	90.00%